Average Annual Total Returns - First Trust Horizon Managed Volatility Developed International ETF	First Trust Horizon Managed Volatility Developed International ETF 1 Year	First Trust Horizon Managed Volatility Developed International ETF Since Inception	First Trust Horizon Managed Volatility Developed International ETF Inception Date	First Trust Horizon Managed Volatility Developed International ETF After tax on distributions 1 Year	First Trust Horizon Managed Volatility Developed International ETF After tax on distributions Since Inception	First Trust Horizon Managed Volatility Developed International ETF After tax on distributions and sale of fund shares 1 Year	First Trust Horizon Managed Volatility Developed International ETF After tax on distributions and sale of fund shares Since Inception	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	14.89%	7.15%	Aug. 24, 2016	13.18%	5.84%	8.79%	4.94%	22.01%	8.24%